Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	£ 13,370	£ 12,861
Differences on exchange	(117)	(129)
Current service costs	62	74
Past service credit and settlements	(1,426)	(58)
Interest on scheme liabilities	245	327
Contributions by scheme members	3	1
Benefits paid	(760)	(795)
Actuarial losses/(gains) arising from changes in demographic assumptions	150	19
Actuarial losses/(gains)arising from changes in financial assumptions	(412)	1,091
Experience losses/(gains)	6	(21)
Present value ending balance	11,121	13,370
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	12,572	12,032
Differences on exchange	(122)	(106)
Current service costs	60	72
Past service credit and settlements	(1,426)	(58)
Interest on scheme liabilities	226	300
Contributions by scheme members	3	1
Benefits paid	(705)	(737)
Actuarial losses/(gains) arising from changes in demographic assumptions	147	26
Actuarial losses/(gains)arising from changes in financial assumptions	(394)	1,032
Experience losses/(gains)	53	10
Present value ending balance	10,414	12,572
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	798	829
Differences on exchange	5	(23)
Current service costs	2	2
Past service credit and settlements	0	0
Interest on scheme liabilities	19	27
Contributions by scheme members	0	0
Benefits paid	(55)	(58)
Actuarial losses/(gains) arising from changes in demographic assumptions	3	(7)
Actuarial losses/(gains)arising from changes in financial assumptions	(18)	59
Experience losses/(gains)	(47)	(31)
Present value ending balance	£ 707	£ 798